1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
WILLIAM J. BIELEFELD william.bielefeld@dechert.com +1 202 261 3386 Direct +1 202 261 3333 Fax

December 21, 2018

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Private Markets Fund 2018 LLC (“Registrant”)

File Nos. 333-220916 and 811-23301

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing is Post-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-2 (“Registration Statement”) under the Securities Act of 1933, as amended and Amendment No. 5 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the sole purposes of (i) updating certain financial information and (ii) making non-material changes to the Registrant’s Prospectus and Statement of Additional Information.

In accordance with Release No. IC-13768 (Feb. 15, 1984) (the “Release”), we hereby request a selective review or “no review” of the Registration Statement on an expedited basis. Since the Registration Statement was initially declared effective, there have been no material changes in the Registrant’s investment strategy or other disclosures regarding its business and associated risks. As a result, the disclosures contained in the Registration Statement are substantially similar to the disclosures contained in the Registration Statement at the time it was initially declared effective with revisions principally reflecting the most recent audited financial information as of and for the period ended November 30, 2018. The Registrant filed Post-Effective Amendment No. 1 to its Registration Statement on November 30, 2018, and requested a selective review or “no review” of that amendment on an expedited basis. The only material difference between Post-Effective Amendment No. 1 and Post-Effective Amendment No. 2 is the inclusion of an audited financial statement in Post-Effective Amendment No. 2.

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If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3386.

Sincerely,

/s/ William J. Bielefeld
William J. Bielefeld